NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED AUGUST 21, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 15, 2009

The first sentence under “Investment Policies and Techniques—Non-U.S. Securities—Emerging Markets” is hereby replaced with the following sentence:

The Fund may invest in securities issued by companies located in emerging markets.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-WINS-0809P